Intangible Asset, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived license agreements gross	$ 4,600		$ 4,600		$ 4,600	$ 4,600
Finite lived intangible asset useful life	11 years		11 years		11 years
Amortization of intangible assets	$ 100	$ 100	$ 209	$ 209	$ 418	$ 418